Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent Events
(a)	Issuance of new restricted share units

In January and February 2021, the Company granted 2,717,500 and 3,304,000 restricted share units respectively to its employees, directors, and other consultants, under the 2019 Plan and executives with an exercise price of US$0 per share, with the vesting period 5 years.

(b)	Acquisitions of equity interests of iQsim S.A.

In January 2021, the Company acquired 31.25% of the equity interests of iQsim S.A., which is a provider of open virtual SIM (“VSIM”) platform and VSIM-enabled mobile devices based in France, with total consideration of EUR200 thousands (equivalent to US$243 thousands).